Segments (Tables)	3 Months Ended
Mar. 29, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents information about Heinz’s reportable segments:

	First Quarter Ended
	March 29, 2015	March 30, 2014
	(In millions)
Net external sales:
North America	$990	$1,169
Europe	626	763
Asia/Pacific	445	493
Latin America	264	198
RIMEA	153	177
Consolidated Totals	$2,478	$2,800
Segment Adjusted EBITDA:
North America	$287	$362
Europe	214	216
Asia/Pacific	84	72
Latin America	53	32
RIMEA	32	29
Non-Operating	(19)	(22)
Adjusted EBITDA	651	689
Restructuring:
Severance related costs(a)	5	54
Other restructuring costs(a)	10	14
Asset write-offs(a)	2	7
Other special items(b)	25	9
Merger related costs(c)	7	—
Depreciation, including accelerated depreciation for restructuring	65	147
Amortization	25	24
Stock based compensation	3	1
Interest expense, net	191	163
Other (income)/expense, net	(29)	21
Income before income taxes	$347	$249
_____________________________________
(a)See Note 4 for further details on restructuring and productivity initiatives.
(b)These are charges not specifically related to restructuring activities. The three months ended March 29, 2015 includes pension related costs, lease impairment charges, severance charges , consulting and advisory charges, and contract termination fees. The three months ended March 30, 2014 includes incremental costs primarily for additional warehousing and other logistics costs incurred related to the acceleration of sales ahead of the U.S. SAP go-live, which was launched in the second quarter of 2014, along with equipment relocation charges and consulting and advisory charges.
(c)Represents legal and professional fees associated with the proposed merger with Kraft Foods Group, Inc. See Note 16.

Revenue from External Customers by Products and Services
’s revenues are generated via the sale of products in the following categories:

	First Quarter Ended
	March 29, 2015	March 30, 2014
	(In millions)
Ketchup and Sauces	$1,230	$1,355
Meals and Snacks	849	1,014
Infant/Nutrition	253	276
Other	146	155
Total	$2,478	$2,800